Annual Total Returns- JPMorgan US Value Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan US Value Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.32%	19.53%	33.96%	14.10%	(2.54%)	14.78%	17.14%	(7.71%)	27.81%	4.29%